S000003423 [Member] Expense Example, No Redemption - Domini Impact Equity Fund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 106
Expense Example, No Redemption, 3 Years	331
Expense Example, No Redemption, 5 Years	574
Expense Example, No Redemption, 10 Years	1,271
Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	286
Expense Example, No Redemption, 5 Years	506
Expense Example, No Redemption, 10 Years	1,142
Institutional
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	411
Expense Example, No Redemption, 10 Years	$ 918